UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                  FORM 13F

                             FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  June 30, 1999

   Check here if Amendment [   ]; Amendment Number:_____
        This Amendment (Check only one.):  [   ] is a restatement.
                                           [   ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:          Global Capital Management, Inc.
   Address:       601 Carlson Parkway, Suite 200
                  Minnetonka, Minnesota  55305

   Form 13F File Number:  28-7050

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:          John D. Brandenborg
   Title:         President
   Phone:         (612) 476-7200

   Signature, Place, and Date of Signing:


        /s/John D. Brandenborg    Minnetonka, Minnesota      August 11, 1999
        ------------------------

   Report Type (Check only one.):

   [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [   ]     13F COMBINATION REPORT.  (Check here if a portion of the
             holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





                            FORM 13F SUMMARY PAGE


   Report Summary:

   Number of Other Included Managers:                    1

   Form 13F Information Table Entry Total:               9

   Form 13F Information Table Value Total:         $27,314
                                               (thousands)


   Pursuant to Regulation 240.24b-2(b) of the Securities Exchange Act of 1934, please be advised that the Institutional Investment Manager filing this Report has omitted and filed separately with the Commission a portion of this Form 13F for which it has requested confidential treatment.


   List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.            Form 13F File Number          Name

        1              28-7048                  EBF & Associates, L.P.
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
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                                               FORM 13F INFORMATION TABLE

    COLUMN 1         COLUMN 2      COLUMN 3       COLUMN 4         COLUMN 5            COLUMN 6     COLUMN 7     COLUMN 8
  -------------   ------------   ------------   ------------  ------------------     -----------   ----------   -----------
                                                                                                                   VOTING
                                                                                                                 AUTHORITY
                                                                                                                   (SOLE/
    NAME OF         TITLE OF                        VALUE     SHRS OR  SH/  PUT/     INVESTMENT     OTHER         SHARED/
    ISSUER            CLASS         CUSIP          (x$1000)   PRN AMT  PRN  CALL     DISCRETION    MANAGERS        NONE)
  -------------   ------------   ------------   -----------  -------------------     -----------   ----------   -----------

  ALGOMA STL INC       COM        01566M105          639          298800 SH           DEFINED          1          2948800
                                                                                                                     SOLE

  CENTURY              COM        156492100          399          319100 SH           DEFINED          1           319100
  CASINOS INC                                                                                                        SOLE

  GENESIS              COM        371912106          354           90000 SH           DEFINED          1            90000
  HEALTH                                                                                                             SOLE
  VENTURES

  GRUPO             ADR REP D     40049W207          5753         481900 SH           DEFINED          1           481900
  IUSACELL SA                                                                                                        SOLE
  DE CV

  HALTER MARINE       SR SB       40642YAC9          2745        4500000 PRN          DEFINED          1          4500000
  GROUP INC                                                                                                          SOLE

  JPS TEXTILE          COM        46624E405          270           73311 SH           DEFINED          1            73311
  GROUP INC                                                                                                          SOLE

  LTV CORP NEW         COM        501921100          959          155000 SH           DEFINED          1           155000
                                                                                                                     SOLE

  MBL INTL FIN     GTD NT EXCH    55262XAA2         14224       12700000 PRN          DEFINED          1         12700000
  BERMUDA TR                                                                                                         SOLE

  REVLON INC           CLA        761525500          2030          72500 SH           DEFINED          1            72500
                                                                                                                     SOLE

  COLUMN TOTALS        9 DATA RECORDS               27314         1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED
